Other disclosures - Risk review - Capital resources (Details) £ in Millions		Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital, ratio	[1],[2]	0.215	0.196
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet		£ 63,905	£ 64,873	£ 59,810
Other equity instruments		(8,941)	(6,449)	(5,305)
Adjustment to retained earnings for foreseeable dividends		392	388
Minority interests (amount allowed in consolidated CET1)		2,111	6,492	6,054
Goodwill and intangible assets		(7,849)	(7,726)	(8,222)
Defined-benefit pension fund assets		£ (966)	£ (14)	£ (836)
PRA transitional tier 1 capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital, ratio	[3],[4]	0.172	0.156
Capital resources [abstract]
PRA transitional total regulatory capital		£ 53,914	£ 56,968
Fully loaded Common Equity Tier 1 capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital, ratio	[1],[2]	0.133	0.124
Capital resources [abstract]
Minority interests (amount allowed in consolidated CET1)		£ 0	£ 1,825
Additional value adjustments (PVA)		(1,385)	(1,571)
Goodwill and intangible assets		(7,908)	(9,054)
Deferred tax assets that rely on future profitability excluding temporary differences		(593)	(494)
Fair value reserves related to gains or losses on cash flow hedges		(1,161)	(2,104)
Excess of expected losses over impairment		(1,239)	(1,294)
Gains or losses on liabilities at fair value resulting from own credit		83	86
Defined-benefit pension fund assets		(732)	(38)
Direct and indirect holdings by an institution of own CET1 instruments		(50)	(50)
Deferred tax assets arising from temporary differences (amount above 10% threshold)		0	(183)
Other regulatory adjustments and deductions		(22)	45
PRA transitional total regulatory capital		41,565	45,204
Transitional At1 capital [member]
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet		8,941	6,449
Qualifying capital (including minority interests) issued by subsidiaries		3,538	5,445
Other regulatory adjustments and deductions		(130)	(130)
PRA transitional total regulatory capital	[5]	12,349	11,764
Tier 2 (T2) Capital [member]
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet		6,472	3,769
Qualifying capital (including minority interests) issued by subsidiaries		7,040	11,366
Other regulatory adjustments and deductions		(251)	(257)
PRA transitional total regulatory capital		£ 67,175	£ 71,846

[1]

As at 31 December 2017, Barclays’ fully loaded tier 1 capital was £ 50,376 m, and the fully loaded tier 1 ratio was 16.1%. Fully loa ded total regulatory capital was £ 64,646 m and the fully loaded total capital ratio was 20.7%. The fully loaded tier 1 capital and total capital measures are calculated without applying the transitional provisions set out in CRD IV and assessing compliance of AT1 and T2 instruments against the relevant criteria in CRD IV.

[2]	The PRA transitional capital is based on the PRA Rulebook and accompanying supervisory statements.
[3]

The CRD IV CET1 ratio (FSA October 2012 transitional statement) as applicable to Barclays’ tier 2 Contingent Capital Notes was 13.9 % based on £ 43.5 bn of transitional CRD IV CET1 capital and £ 313 bn RWAs. The transitional CET1 ratio according to the FSA October 2012 transitional statement would be 13.9%. This is calculat ed as CET1 capital as adjusted for the transitional relief (£43.5bn), divided by CRD IV RWAs. The following transitional relief items are added back to CET1 capital: Goodwill and Intangibles (£ 1.6 bn), Deferred tax asset (£ 0.1 bn), and Expected losses over impairment (£ 0.2 bn).

[4]	The transitional regulatory adjustments to CET1 capital are no longer applicable resulting in CET1 capital on a fully loaded basis being equal to that on a transitional basis.
[5]

Of the £12.3bn transitional AT1 capital, fully loaded AT1 capital comprises the £8.9bn of contingent convertible instruments issued by Barclays PLC (the holding company) and related sh are premium accounts, and £0.1bn capital deductions. It excludes £3.5bn legacy tier 1 capital instruments issued by subsidiaries that are subject to grandfathering. For the leverage ratio, only the AT1 capital on a fully loaded basis is applicable.